Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Current income tax expenses	1,111,813	139,269	657,621
Deferred income tax expense (recovery)	(14,087)	(12,428)	(55)
Income tax expense	1,097,726	126,841	657,566
(1)	One-off tax reduction provided by the Hong Kong government.

Schedule of Income Tax Expenses
	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Income before income tax	7,753,877	910,501	3,169,906
Caymen Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions	1,279,390	150,233	722,893
Tax effect of non-taxable income	(190,729)	(6,736)	(49,833)
Tax effect of non-deductible expenditure	45,073	17,310	11,374
Tax reduction allowed by Hong Kong government(1)	(21,923)	(21,538)	(21,154)
Tax effect of deductible temporary difference	(14,085)	(12,428)	(5,714)
Income tax expense	1,097,726	126,841	657,566

(1)	One-off tax reduction provided by the Hong Kong government.

Schedule of One-off Tax Reduction	One-off tax reduction provided by the Hong Kong government.
	As of March 31,
	2024	2025
	USD	USD
Deferred tax assets	91,971	92,026
Deferred tax liabilities	—	—
Deferred tax assets, net	91,971	92,026

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2024	2025
	USD	USD
Deferred tax assets:
Property, plant and equipment	(22,940)	(22,885)
Impairment provision for inventories	78,705	78,705
Allowance for credit loss	3,761	3,761
Impairment provision for marketable debt securities	32,445	32,445
Tax loss carryforwards	—	33,023
Total deferred tax assets	91,971	125,049
Less: Valuation allowance	—	33,023
Net deferred tax assets	91,971	92,026